OPERATIONS - Customer portfolio (Details) - Customer portfolio [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
INTANGIBLE ASSETS
Estimated portfolio decline	20.00%
Tax rate according to Brazilian tax law	34.00%
After-tax discount rate	18.23%
Fair value of the customer portfolio	R$ 28,749
Amortization period	5 years